Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A:

333-60515                     OmniSource®

Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One

033-63731                     OmniSource®

Supplement Dated May 19, 2010 to the

Annual Product Information Notice Dated May 3, 2010

Supplement Dated May 19, 2010

to your Annual Product Information Notice dated May 3, 2010

Hartford SmallCap Value HLS Investment Division

Effective the date of this Supplement, the Hartford SmallCap Value HLS Investment Division is deleted and is no longer available as an underlying investment option under your policy.

Neuberger Berman AMT Short Duration Bond Investment Division

Effective the date of this Supplement, the Neuberger Berman AMT Short Duration Bond Investment Division is deleted and is no longer available as an underlying investment option under your policy.

This supplement should be retained with the Annual Product Information Notice for future reference.